UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of February 29, 2012

Bonds
Corporate bonds
Aerospace & defense	0.19%
Auto parts & equipment	0.11
Automobiles	0.09
Building materials	0.22
Capital markets	0.35
Chemicals	0.28
Commercial banks	0.73
Commercial services & supplies	0.31
Computers & peripherals	0.11
Consumer finance	0.06
Containers & packaging	0.10
Distribution/wholesale	0.03
Diversified financial services	6.85
Diversified telecommunication services	0.58
Electric utilities	0.24
Electronic equipment	0.02
Entertainment	0.04
Food & staples retailing	0.02
Food products	0.08
Health care providers & services	0.20
Health care technology	0.03
Health services	0.08
Hotels, restaurants & leisure	0.78
Household durables	0.25
Independent power producers & energy traders	0.02
Insurance	0.59
Internet software & services	0.03
IT services	0.02
Machinery	0.10
Media	1.53
Metals & mining	0.26
Multiline retail	0.44
Multi-utilities	0.31
Non-food & drug retailers	0.04
Oil, gas & consumable fuels	4.99
Paper & forest products	0.08
Pharmaceuticals	0.21
Real estate investment trust (REIT)	0.54
Real estate management & development	2.18
Road & rail	0.15
Software	0.04
Specialty retail	0.23
Telecommunications	0.21
Textiles, apparel & luxury goods	0.01
Tobacco	0.31
Trading companies & distributors	0.02
Wireless telecommunication services	0.64

Total corporate bonds	24.70%
Asset-backed securities	0.56
Collateralized debt obligations	5.11
Commercial mortgage-backed securities	11.00
Mortgage & agency debt securities	1.52
Municipal bond	0.19
US government obligations	12.19
Non-US government obligations	36.93
Structured note	2.66

Total bonds	94.86%
Short-term investment	2.44
Options purchased	2.14%

Total investments	99.44%
Cash and other assets, less liabilities	0.56

Net assets	100.00%

Portfolio of investments — February 29, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 94.86%
Corporate bonds — 24.70%
Australia — 0.02%
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]		$50,000	$43,250

Austria — 0.50%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	735,000	1,027,123

Canada — 0.16%
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]		$35,000	34,125
Nova Chemicals Corp.,
8.625%, due 11/01/19		115,000	131,963
Novelis, Inc.,
8.375%, due 12/15/17		50,000	54,750
Teck Resources Ltd.,
6.250%, due 07/15/41		65,000	74,758
Videotron Ltee,
5.000%, due 07/15/22[1,2]		25,000	25,000

			320,596

Cayman Islands — 0.12%
Noble Holding International Ltd.,
2.500%, due 03/15/17		190,000	191,835
Seagate HDD Cayman,
7.750%, due 12/15/18		50,000	56,250

			248,085

France — 0.01%
France Telecom SA,
5.375%, due 07/08/19		20,000	22,717

Ireland — 0.05%
Vimpel Communications Via VIP
Finance Ireland Ltd. OJSC,
9.125%, due 04/30/18[1]		100,000	108,750

Luxembourg — 0.11%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		125,000	131,562
Intelsat Luxembourg SA,
11.250%, due 02/04/17		50,000	51,563
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		50,000	51,250

			234,375

Malaysia — 2.17%
Johor Corp.,
1.000%, due 07/31/12[3]	MYR	9,100,000	4,496,077

Marshall Islands — 0.01%
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17		$20,000	19,800

Mexico — 0.34%
America Movil SAB de CV,
5.000%, due 03/30/20		350,000	397,495
Petroleos Mexicanos,
4.875%, due 01/24/22[1]		300,000	314,100

			711,595

Netherlands — 1.18%
Majapahit Holding BV,
7.750%, due 10/17/16[4]		2,000,000	2,327,400
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]		95,000	118,335

			2,445,735

Netherlands Antilles — 0.15%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16		175,000	181,087

Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		125,000	130,420

			311,507

Norway — 0.81%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	152,000,000	1,642,597
3.000%, due 11/17/14		$35,000	32,946

			1,675,543

Russia — 2.86%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18[4]		3,600,000	4,059,000
VEB Finance Ltd.,
6.800%, due 11/22/25[4]		1,800,000	1,856,250

			5,915,250

Ukraine — 0.42%
Naftogaz Ukraine,
9.500%, due 09/30/14		880,000	862,400

United Arab Emirates — 1.68%
IPIC GMTN Ltd.,
3.750%, due 03/01/17[1]		1,500,000	1,511,250
6.875%, due 11/01/41[1]		1,900,000	1,966,500

			3,477,750

United Kingdom — 0.57%
BP Capital Markets PLC,
3.875%, due 03/10/15		480,000	520,572
HSBC Holdings PLC,
4.875%, due 01/14/22		500,000	541,765
Virgin Media Finance PLC,
8.375%, due 10/15/19		100,000	113,500

			1,175,837

United States — 12.66%
AES Corp.,
8.000%, due 10/15/17		75,000	86,438
AK Steel Corp.,
7.625%, due 05/15/20		100,000	100,625
Ally Financial, Inc.,
6.750%, due 12/01/14		100,000	105,625
8.300%, due 02/12/15		55,000	60,775
Alta Mesa Holdings,
9.625%, due 10/15/18		75,000	71,625
Altria Group, Inc.,
9.950%, due 11/10/38		125,000	195,395
AMC Entertainment, Inc.,
8.750%, due 06/01/19		30,000	31,275
9.750%, due 12/01/20		25,000	23,375
American International Group, Inc.,
4.250%, due 09/15/14		150,000	155,267
AmeriGas Finance LLC,
6.750%, due 05/20/20		30,000	30,900
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]		15,000	16,219
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		235,000	272,065
6.450%, due 09/15/36		210,000	257,127

ARAMARK Corp.,
8.500%, due 02/01/15	125,000	128,283
Arch Coal, Inc.,
7.250%, due 10/01/20	100,000	99,750
8.750%, due 08/01/16	25,000	27,500
AT&T, Inc.,
1.600%, due 02/15/17	185,000	185,218
6.500%, due 09/01/37	125,000	157,959
Atlas Pipeline Partners LP,
8.750%, due 06/15/18[1]	25,000	26,625
Avis Budget Car Rental LLC,
7.750%, due 05/15/16	50,000	51,625
Bank of America Corp.,
3.750%, due 07/12/16	90,000	88,947
6.500%, due 08/01/16	365,000	394,541
BE Aerospace, Inc.,
6.875%, due 10/01/20	100,000	111,500
Berry Petroleum Co.,
6.750%, due 11/01/20	50,000	53,375
Boeing Co.,
4.875%, due 02/15/20	200,000	238,364
Boyd Gaming Corp.,
9.125%, due 12/01/18	45,000	46,687
BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	50,000	52,375
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	25,000	25,656
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	175,000	218,759
Cablevision Systems Corp.,
8.625%, due 09/15/17	100,000	112,750
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	75,000	58,500
10.000%, due 12/15/15	25,000	23,000
10.000%, due 12/15/18	15,000	11,587
11.250%, due 06/01/17	50,000	54,750
Calpine Corp.,
7.875%, due 07/31/20[1]	145,000	160,225
Case New Holland, Inc.,
7.875%, due 12/01/17	125,000	146,875
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	25,000	28,875
CCO Holdings LLC,
6.500%, due 04/30/21	50,000	53,125
CDW LLC,
12.535%, due 10/12/17	50,000	54,500
Celanese US Holdings LLC,
5.875%, due 06/15/21	50,000	54,500
6.625%, due 10/15/18	25,000	27,375
CF Industries, Inc.,
7.125%, due 05/01/20	125,000	153,125
Chesapeake Energy Corp.,
9.500%, due 02/15/15	150,000	172,500
Chrysler Group LLC,
8.000%, due 06/15/19	55,000	55,412
CIT Group, Inc.,
4.750%, due 02/15/15[1]	95,000	96,425
5.500%, due 02/15/19[1]	75,000	76,594
7.000%, due 05/01/17	135,000	135,000
Citigroup, Inc.,
4.500%, due 01/14/22	425,000	436,616

Clearwire Communications LLC,
12.000%, due 12/01/15[1]	20,000	19,450
Comcast Corp.,
6.300%, due 11/15/17	500,000	609,586
Community Health Systems, Inc.,
8.000%, due 11/15/19[1]	25,000	26,562
8.875%, due 07/15/15	22,000	23,045
ConocoPhillips,
6.500%, due 02/01/39	100,000	141,340
Cricket Communications, Inc.,
7.750%, due 05/15/16	50,000	53,250
10.000%, due 07/15/15	50,000	52,875
Crosstex Energy,
8.875%, due 02/15/18	180,000	195,300
CSX Corp.,
6.220%, due 04/30/40	50,000	62,415
DDR Corp.,
9.625%, due 03/15/16	75,000	90,163
Dell, Inc.,
5.400%, due 09/10/40	95,000	105,675
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	20,000	21,550
Denbury Resources, Inc.,
8.250%, due 02/15/20	100,000	114,000
Diamond Resorts Corp.,
12.000%, due 08/15/18	85,000	89,675
DirecTV Holdings LLC,
6.000%, due 08/15/40	225,000	258,120
7.625%, due 05/15/16	650,000	683,338
DISH DBS Corp.,
7.750%, due 05/31/15	25,000	28,281
7.875%, due 09/01/19	130,000	152,750
Dow Chemical Co.,
4.125%, due 11/15/21	150,000	159,632
DPL, Inc.,
7.250%, due 10/15/21[1]	50,000	57,000
DuPont Fabros Technology LP,
8.500%, due 12/15/17	125,000	138,125
Eagle Parent, Inc.,
8.625%, due 05/01/19[1]	5,000	5,175
El Paso Corp.,
7.750%, due 01/15/32	95,000	113,116
Energy Transfer Partners LP,
7.500%, due 07/01/38	75,000	87,979
Entravision Communications Corp.,
8.750%, due 08/01/17	75,000	79,313
Equinix, Inc.,
8.125%, due 03/01/18	50,000	55,813
ERP Operating LP,
4.750%, due 07/15/20	185,000	198,483
5.375%, due 08/01/16	525,000	584,914
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	80,000	78,000
Felcor Lodging LP,
6.750%, due 06/01/19	25,000	25,563
Ferrellgas Partners-LP,
9.125%, due 10/01/17	35,000	37,100
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	75,000	84,094
First Data Corp.,
9.875%, due 09/24/15	75,000	76,313

Ford Motor Co.,
7.450%, due 07/16/31	100,000	128,375
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15	100,000	125,744
Forest Oil Corp.,
7.250%, due 06/15/19	75,000	75,562
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	100,000	99,522
Frontier Communications Corp.,
8.250%, due 04/15/17	60,000	64,800
9.000%, due 08/15/31	85,000	82,875
FTI Consulting, Inc.,
6.750%, due 10/01/20	25,000	27,031
Gannett Co., Inc.,
9.375%, due 11/15/17	25,000	28,250
General Electric Capital Corp.,
4.650%, due 10/17/21	800,000	869,980
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	30,000	33,525
Georgia-Pacific LLC,
8.875%, due 05/15/31	100,000	138,474
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	185,000	185,668
5.750%, due 01/24/22	90,000	93,946
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	20,000	20,250
10.500%, due 05/15/16	146,000	159,871
Graphic Packaging International, Inc.,
9.500%, due 06/15/17	50,000	55,625
HCA, Inc.,
5.875%, due 03/15/22	25,000	25,625
7.500%, due 02/15/22	75,000	81,187
8.500%, due 04/15/19	25,000	28,000
Host Hotels & Resorts LP,
Series Q, 6.750%, due 06/01/16	75,000	77,531
Inergy LP,
7.000%, due 10/01/18	100,000	98,500
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	84,000
8.625%, due 09/15/15	90,000	99,900
8.750%, due 03/15/17	60,000	67,800
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	361,156
JC Penney Corp., Inc.,
7.125%, due 11/15/23	30,000	31,500
JMC Steel Group,
8.250%, due 03/15/18[1]	20,000	20,875
JPMorgan Chase & Co.,
3.150%, due 07/05/16	190,000	195,630
4.350%, due 08/15/21	410,000	430,171
4.500%, due 01/24/22	175,000	185,945
5.400%, due 01/06/42	80,000	86,467
Key Energy Services, Inc.,
6.750%, due 03/01/21	75,000	78,562
Kinder Morgan Energy Partners LP,
6.500%, due 09/01/39	80,000	90,874
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	40,000	43,700

Level 3 Financing, Inc.,
8.625%, due 07/15/20[1]	25,000	26,687
10.000%, due 02/01/18	30,000	33,075
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,5]	35,000	45,675
Limited Brands, Inc.,
7.600%, due 07/15/37	25,000	25,250
Lincoln National Corp.,
7.000%, due 05/17/66[5]	15,000	14,325
Linn Energy LLC,
7.750%, due 02/01/21	100,000	107,500
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	40,000	38,500
Masco Corp.,
7.125%, due 03/15/20	25,000	26,677
McJunkin Red Man Corp.,
9.500%, due 12/15/16	60,000	64,500
MedAssets, Inc.,
8.000%, due 11/15/18	50,000	53,625
Mercer International, Inc.,
9.500%, due 12/01/17	25,000	26,125
MetLife, Inc.,
6.400%, due 12/15/36	200,000	197,466
MGM Resorts International,
10.000%, due 11/01/16	80,000	88,200
Michael Foods, Inc.,
9.750%, due 07/15/18	100,000	109,500
Michaels Stores, Inc.,
7.750%, due 11/01/18	50,000	52,875
Momentive Performance Materials, Inc.,
9.000%, due 01/15/21	25,000	23,062
Morgan Stanley,
6.000%, due 04/28/15	225,000	237,013
6.625%, due 04/01/18	190,000	201,451
Multiplan, Inc.,
9.875%, due 09/01/18[1]	100,000	108,688
Murray Energy Corp.,
10.250%, due 10/15/15[1]	85,000	86,700
Mylan, Inc.,
7.625%, due 07/15/17[1]	50,000	55,344
New York Life Global Funding,
1.650%, due 05/15/17[1]	210,000	209,741
News America, Inc.,
6.200%, due 12/15/34	200,000	232,036
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	50,000	53,500
Nextel Communications, Inc.,
Series C, 5.950%, due 03/15/14	75,000	75,188
Series D, 7.375%, due 08/01/15	50,000	49,375
Niska Gas Storage US LLC,
8.875%, due 03/15/18	80,000	76,800
NRG Energy, Inc.,
8.500%, due 06/15/19	50,000	51,125
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	322,061
Owens Corning,
6.500%, due 12/01/16	400,000	442,294
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	100,000	113,250
PAETEC Holding Corp.,
9.875%, due 12/01/18	55,000	61,600

Peabody Energy Corp.,
7.375%, due 11/01/16	50,000	56,500
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	45,000	49,500
Philip Morris International, Inc.,
2.900%, due 11/15/21	225,000	227,333
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	30,000	31,706
PPL Energy Supply LLC,
4.600%, due 12/15/21	130,000	134,899
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	10,000	8,725
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	50,000	54,500
Prudential Financial, Inc.,
5.750%, due 07/15/33	155,000	166,282
QEP Resources, Inc.,
6.875%, due 03/01/21	100,000	110,500
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	50,000	48,000
11.750%, due 01/01/16	15,000	15,975
QVC, Inc.,
7.500%, due 10/01/19[1]	75,000	83,250
Qwest Corp.,
7.625%, due 06/15/15	370,000	420,908
Range Resources Corp.,
5.750%, due 06/01/21	25,000	26,750
Regions Financial Corp.,
5.750%, due 06/15/15	50,000	51,097
Reynolds American, Inc.,
7.625%, due 06/01/16	195,000	235,165
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	750,000	795,938
7.500%, due 10/15/27	125,000	125,938
Ryerson, Inc.,
12.000%, due 11/01/15	75,000	77,250
SandRidge Energy, Inc.,
7.500%, due 03/15/21	50,000	50,500
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	50,000	51,250
8.125%, due 03/01/16	12,000	12,420
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	50,000	55,000
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	400,000	426,582
Sealed Air Corp.,
8.375%, due 09/15/21[1]	30,000	34,350
Sempra Energy,
8.900%, due 11/15/13	300,000	335,102
9.800%, due 02/15/19	225,000	307,920
SESI LLC,
7.125%, due 12/15/21[1]	50,000	55,250
Severstal Columbus LLC,
10.250%, due 02/15/18	25,000	27,438
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	20,000	22,350
Sprint Nextel Corp.,
8.375%, due 08/15/17	65,000	63,700
9.000%, due 11/15/18[1]	25,000	27,875
9.125%, due 03/01/17[1]	25,000	25,125

SPX Corp.,
7.625%, due 12/15/14	50,000	56,125
SquareTwo Financial Corp.,
11.625%, due 04/01/17	200,000	195,750
Standard Pacific Corp.,
10.750%, due 09/15/16	25,000	28,719
SunGard Data Systems, Inc.,
10.625%, due 05/15/15	45,000	47,700
SunTrust Bank,
7.250%, due 03/15/18	235,000	271,127
SUPERVALU, Inc.,
8.000%, due 05/01/16	35,000	36,356
Swift Energy Co.,
7.875%, due 03/01/22[1]	25,000	26,125
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	325,000	375,751
Tenet Healthcare Corp.,
6.875%, due 11/15/31	50,000	43,125
Tesoro Corp.,
9.750%, due 06/01/19	40,000	45,500
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	60,000	16,200
Time Warner Cable, Inc.,
6.550%, due 05/01/37	80,000	96,563
6.750%, due 07/01/18	350,000	430,148
Tomkins LLC,
9.000%, due 10/01/18	45,000	49,725
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	200,000	211,500
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	125,000	151,172
US Foodservice,
8.500%, due 06/30/19[1]	15,000	15,075
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	75,000	76,031
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	181,263
Verizon Communications, Inc.,
6.900%, due 04/15/38	150,000	198,448
Verizon Wireless Capital LLC,
8.500%, due 11/15/18	300,000	416,470
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20	805,000	859,576
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	30,000	31,800
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,6,7,8]	1,000,000	5,000
Wells Fargo & Co.,
3.676%, due 06/15/16	150,000	160,738
Whiting Petroleum Corp.,
6.500%, due 10/01/18	15,000	16,144
WMG Acquisition Corp.,
9.500%, due 06/15/16	250,000	276,250
XL Group PLC,
Series E, 6.500%, due 04/15/17[5,8]	40,000	33,900
Yankee Holdings Corp.,
10.250%, due 02/15/16[9]	55,000	53,281

Yonkers Racing Corp.,
11.375%, due 07/15/16[1]		225,000	243,844

			26,184,217

Venezuela — 0.88%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		2,000,000	1,820,000

Total corporate bonds
(cost $47,839,465)			51,100,607

Asset-backed securities — 0.56%
United States — 0.56%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.444%, due 08/25/35[5]		73,829	70,728
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.444%, due 06/25/36[5]		139,455	138,082
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.394%, due 08/25/36[5]		1,162,368	822,474
Soundview Home Equity Loan Trust,
Series 2005-OPT1, Class 2A4,
0.544%, due 06/25/35[5]		138,362	132,323

Total asset-backed securities
(cost $1,176,418)			1,163,607

Collateralized debt obligations — 5.11%
Cayman Islands — 3.57%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.813%, due 07/20/20[1,3,5]		2,000,000	1,687,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.873%, due 11/15/17[1,3,5]		2,000,000	1,789,600
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.495%, due 12/16/15[1,3,5]		912,979	878,742
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.907%, due 04/16/21[1,3,5]		2,500,000	2,093,750
Race Point CLO,
Series 2X, Class B1,
2.003%, due 05/15/15[3,4,5]		1,000,000	933,956

			7,383,048

Netherlands — 1.54%
Boyne Valley CLO BV,
Series 1X, Class F,
2.851%, due 02/12/22[3,4,5]	EUR	1,700,000	634,175
Jubilee CDO BV,
Series III X, Class A2,
2.304%, due 04/20/17[3,4,5]		700,000	867,397
Series III X, Class B,
3.104%, due 04/20/17[3,4,5]		1,500,000	1,671,102

		3,172,674

Total collateralized debt obligations (cost $8,412,904)		10,555,722

Commercial mortgage-backed securities — 11.00%
United States — 11.00%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.443%, due 04/10/49[5]	$2,950,000	2,969,476
Series 2007-4, Class AM,
5.791%, due 02/10/51[5]	3,763,000	3,778,797
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.698%, due 12/10/49[5]	4,950,000	5,194,357
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.008%, due 12/10/49[5]	3,800,000	3,695,785
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,300,000	1,283,508
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	3,025,000	3,023,348
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.788%, due 08/12/45[1,5]	2,725,000	2,821,198

Total commercial mortgage-backed securities
(cost $17,665,936)		22,766,469

Mortgage & agency debt securities — 1.52%
United States — 1.52%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.727%, due 05/25/36[5]	237,720	2
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36[5]	6,492,000	2,139,017
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.430%, due 09/25/36[5]	1,500,000	997,822
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.759%, due 09/25/36[5]	16,010	20
Series 2006-18, Class B1,
6.000%, due 12/26/36	1,114,156	557

Total mortgage & agency debt securities
(cost $8,746,012)		3,137,418

Municipal bond — 0.19%
State of California, General Obligation Bonds,
7.300%, due 10/01/39 (cost $302,469)		300,000	385,404

US government obligations — 12.19%
US Treasury Bonds,
3.125%, due 11/15/41		610,000	615,051
3.750%, due 08/15/41		580,000	658,119
8.000%, due 11/15/21		725,000	1,124,203
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 01/15/22[10]		2,991,210	3,115,064
US Treasury Notes,
0.250%, due 11/30/13[11]		9,350,000	9,344,156
0.250%, due 01/31/14		610,000	609,452
0.500%, due 08/15/14		100,000	100,313
0.875%, due 01/31/17[11]		4,935,000	4,939,629
2.000%, due 11/15/21		195,000	195,975
2.000%, due 02/15/22		175,000	175,356
US Treasury Strip Principal Bonds,
2.947%, due 08/15/40[12]		11,000,000	4,350,555

Total US government obligations (cost $24,386,559)			25,227,873

Non-US government obligations — 36.93%
Argentina — 3.37%
Republic of Argentina,
0.000%, due 12/15/35[13]		100,825	13,611
7.000%, due 09/12/13		6,620,000	6,831,840
7.000%, due 04/17/17		100,000	88,400
8.280%, due 12/31/33		45,320	34,103
Series 1, 8.750%, due 06/02/17		9,432	9,291

			6,977,245

Austria — 1.10%
Republic of Austria,
3.500%, due 09/15/21[1]	EUR	1,000,000	1,400,248
3.800%, due 10/20/13[1]		630,000	880,905

			2,281,153

Brazil — 1.69%
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[10]	BRL	2,530,000	3,489,742

Chile — 2.07%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[10]	CLP	1,999,256,840	4,279,082

China — 1.05%
China Government Bond,
1.400%, due 08/18/16[4]	CNY	9,500,000	1,455,129
2.480%, due 12/01/20		4,500,000	709,650

			2,164,779

Finland — 1.76%
Government of Finland,
1.750%, due 04/15/16	EUR	670,000	919,260
4.000%, due 07/04/25		905,000	1,382,130
4.250%, due 07/04/15		910,000	1,348,799

			3,650,189

France — 2.94%
French Treasury Note BTAN,
2.500%, due 07/25/16		1,680,000	2,326,004
Government of France,
1.000%, due 07/25/17		1,670,956	2,317,045
4.000%, due 04/25/55		515,000	730,287
4.500%, due 04/25/41		465,000	711,561

			6,084,897

Germany — 14.71%
Bundesobligation,
1.250%, due 10/14/16		3,355,000	4,573,120
4.000%, due 10/11/13		6,135,000	8,671,600
Bundesrepublik Deutschland,
2.000%, due 01/04/22		3,690,000	4,993,371
2.250%, due 09/04/20		3,105,000	4,356,041
3.750%, due 01/04/19		840,000	1,304,013
4.750%, due 07/04/28		930,000	1,612,981
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,000,000	1,392,616
4.625%, due 10/12/12		1,810,000	2,474,258
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		750,000	1,048,235

			30,426,235

Hungary — 0.55%
Hungarian Development Bank,
5.875%, due 05/31/16		1,000,000	1,144,113

Mexico — 1.96%
Mexican Udibonos,
4.000%, due 11/15/40[10]	MXN	4,920,000	1,957,241
4.000%, due 06/13/19[10]		5,000,000	2,100,894

			4,058,135

Netherlands — 0.66%
Netherlands Government Bond,
3.250%, due 07/15/15	EUR	945,000	1,361,571

Romania — 1.24%
Republic of Romania,
6.750%, due 02/07/22[1]		$2,500,000	2,562,500

South Africa — 2.19%
Republic of South Africa,
5.500%, due 12/07/23[10]	ZAR	25,306,985	4,539,757

United Kingdom — 0.26%
UK Gilts,
4.250%, due 12/07/49	GBP	275,000	533,296

Venezuela — 1.38%
Republic of Venezuela,
8.250%, due 10/13/24[4]		$3,500,000	2,843,750

Total Non-US government obligations (cost $73,279,053)			76,396,444

Structured note — 2.66%
India — 2.66%
Standard Chartered Bank, 8.130%,
due 09/21/22[1,12] (linked to Indian
Government Bonds, 8.130%, due
09/21/22) (cost $4,828,773)		4,828,773	5,506,733

Total bonds (cost $186,637,589)			196,240,277

	Shares

Short-term investment — 2.44%
Investment company — 2.44%
UBS Cash Management Prime Relationship Fund[14]
(cost $5,055,991)		5,055,991	5,055,991

	Face amount
	covered by
	contracts

Options Purchased* — 2.14%
Call Options — 0.54%
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.44, expires March 2012	EUR	4,220,000	71
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.43, expires March 2012		4,320,000	196
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.22, expires May 2012		2,560,000	6,900
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.24, expires May 2012		3,070,000	11,700
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.25, expires May 2012		3,070,000	13,562
Foreign Exchange Option, Buy EUR/INR, strike @ INR 66.51, expires April 2012		3,070,000	39,748
Foreign Exchange Option, Buy EUR/KRW, strike @ KRW 1,510.00, expires March 2012		3,470,000	26,850
Foreign Exchange Option, Buy EUR/KRW, strike @ KRW 1,520.00, expires March 2012		1,980,000	10,323
Foreign Exchange Option, Buy EUR/KRW, strike @ KRW 1,450.00, expires April 2012		3,050,000	8,564
Foreign Exchange Option, Buy EUR/KRW, strike @ KRW 1,510.00, expires April 2012		3,050,000	40,368
Foreign Exchange Option, Buy EUR/RUB, strike @ RUB 40.00, expires March 2012		3,200,000	2,076
Foreign Exchange Option, Buy EUR/RUB, strike @ RUB 39.12, expires March 2012		1,220,000	8,896
Foreign Exchange Option, Buy EUR/RUB, strike @ RUB 39.20, expires March 2012		3,780,000	31,677
Foreign Exchange Option, Buy EUR/RUB, strike @ RUB 40.20, expires March 2012		1,220,000	3,538
Foreign Exchange Option, Buy EUR/RUB, strike @ RUB 40.30, expires March 2012		3,780,000	8,540
Foreign Exchange Option, Buy EUR/TRY, strike @ EUR 2.20, expires March 2012		2,630,000	151
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.68, expires April 2012		$1,980,000	6,349
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.78, expires April 2012		1,980,000	19,046
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.67, expires April 2012		1,980,000	5,128
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 470.00, expires March 2012		2,750,000	4,596
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 520.00, expires March 2012		1,830,000	3
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 470.00, expires March 2012		1,990,000	6,020
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 520.00, expires March 2012		1,990,000	96
Foreign Exchange Option, Buy USD/CNY, strike @ CNY 6.22, expires January 2013		7,200,000	50,158
Foreign Exchange Option, Buy USD/CNY, strike @ CNY 6.29, expires January 2013		7,200,000	86,301
Foreign Exchange Option, Buy USD/CZK, strike @ CZK 19.50, expires March 2012		3,600,000	4,141
Foreign Exchange Option, Buy USD/CZK, strike @ CZK 20.30, expires July 2012		10,790,000	150,038
Foreign Exchange Option, Buy USD/CZK, strike @ CZK 20.15, expires July 2012		7,210,000	111,076
Foreign Exchange Option, Buy USD/HUF, strike @ HUF 214.00, expires March 2012		4,800,000	32,516
Foreign Exchange Option, Buy USD/HUF, strike @ HUF 214.00, expires March 2012		3,410,000	23,100
Foreign Exchange Option, Buy USD/HUF, strike @ HUF 214.00, expires March 2012		3,200,000	21,677
Foreign Exchange Option, Buy USD/ILS, strike @ ILS 3.98, expires April 2012		7,200,000	10,096
Foreign Exchange Option, Buy USD/ILS, strike @ ILS 3.87, expires April 2012		7,200,000	36,683
Foreign Exchange Option, Buy USD/ILS, strike @ ILS 3.89, expires April 2012		3,600,000	15,277
Foreign Exchange Option, Buy USD/ILS, strike @ ILS 3.95, expires April 2012		3,600,000	8,596
Foreign Exchange Option, Buy USD/KRW, strike @ KRW 1,100.00, expires March 2012		3,160,000	2,901
Foreign Exchange Option, Buy USD/KRW, strike @ KRW 1,220.00, expires March 2012		3,590,000	157
Foreign Exchange Option, Buy USD/MYR, strike @ MYR 2.99, expires April 2012		2,560,000	24,639
Foreign Exchange Option, Buy USD/PLN, strike @ PLN 3.04, expires March 2012		1,530,000	5,998
Foreign Exchange Option, Buy USD/PLN, strike @ PLN 3.05, expires March 2012		1,280,000	1,965
Foreign Exchange Option, Buy USD/PLN, strike @ PLN 3.05, expires March 2012		1,280,000	1,965
Foreign Exchange Option, Buy USD/SAR, strike @ SAR 3.75, expires July 2013		7,487,500	26,045
Foreign Exchange Option, Buy USD/SAR, strike @ SAR 3.75, expires July 2013		7,487,500	32,923
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.71, expires April 2012		1,530,000	7,093
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.73, expires May 2012		2,050,000	18,753
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.81, expires May 2012		2,050,000	26,055
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.87, expires February 2013		1,640,000	87,293
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.87, expires February 2013		1,640,000	86,643

			1,126,487

	Number of
	Contracts

Put Options — 0.09%
2 Year Euro-Dollar Midcurve, strike @ USD 98.88, expires December 2012		105	74,156
3 Year Euro-Dollar Midcurve, strike @ USD 98.13, expires December 2012		105	93,188
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires March 2012		380	7,125
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012		200	8,750

			183,219

	Notional
	amount

Options Purchased on Interest Rate Swaps[3] — 1.51%
Expiring 01/06/14. If option exercised the Fund pays semi-annually 2.765% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	GBP	7,720,000	555,143
Expiring 01/06/14. If option exercised the Fund pays quarterly floating 6 month GBP LIBOR and receives quarterly 2.765%. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB		7,720,000	446,241
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives quarterly 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB		$8,560,000	730,459
Expiring 06/14/13. If option exercised the Fund pays semi-annually 3.410% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB		8,560,000	20,115
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives quarterly 5.080%. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB		4,210,000	344,946
Expiring 06/14/21. If option exercised the Fund pays semi-annually 5.080% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB		4,210,000	98,596
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		14,000,000	170,484
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EUR EURIBOR and receives quarterly 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	48,000,000	612,942
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: JPMCB	JPY	350,000,000	140,079

			3,119,005

Total options purchased
(cost $6,464,269)			4,428,711

Total investments[15] — 99.44%
(cost $198,157,849)			205,724,979
Cash and other assets, less liabilities — 0.56%			1,157,554

Net assets — 100.00%			$206,882,533

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,969,039
Gross unrealized depreciation	(11,401,909)

Net unrealized appreciation of investments	$7,567,130

For a listing of portfolio footnotes, defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

BB	BRL	4,139,000	USD	2,391,471	05/10/12	$20,278
BB	BRL	586,000	USD	334,838	05/10/12	(876)
BB	CLP	404,741,000	USD	845,750	03/19/12	3,963
BB	CLP	313,102,000	USD	646,843	03/19/12	(4,351)
BB	EUR	1,450,000	USD	1,925,192	03/23/12	(6,798)
BB	EUR	992,000	USD	1,334,240	03/27/12	12,469
BB	EUR	2,045,000	USD	2,751,038	05/10/12	25,609
BB	EUR	2,047,000	USD	2,698,362	05/10/12	(29,733)
BB	HUF	552,941,000	USD	2,560,001	03/23/12	13,940
BB	HUF	1,081,523,000	USD	4,890,892	03/23/12	(89,066)
BB	KRW	742,332,000	USD	664,505	03/27/12	2,260
BB	PLN	4,179,000	USD	1,311,923	03/23/12	(33,773)
BB	RUB	124,180,000	USD	4,133,409	03/23/12	(106,263)
BB	TRY	903,000	USD	511,702	03/23/12	(2,197)
BB	USD	4,096,112	BRL	7,107,000	05/10/12	(24,580)
BB	USD	1,342,435	BRL	2,352,000	05/10/12	5,004
BB	USD	149,250	CLP	72,461,000	03/19/12	1,455
BB	USD	2,049,521	CNY	12,830,000	01/25/13	(13,827)
BB	USD	1,701,073	EUR	1,292,000	03/23/12	20,397
BB	USD	664,888	EUR	496,000	03/27/12	(4,002)
BB	USD	1,008,563	EUR	768,000	05/10/12	14,972
BB	USD	1,719,296	EUR	1,280,000	05/10/12	(13,404)
BB	USD	1,916,176	HUF	417,606,000	03/23/12	6,724
BB	USD	807,152	KRW	911,275,000	03/23/12	6,068
BB	USD	1,333,471	KRW	1,505,876,000	03/27/12	9,943
BB	USD	1,117,771	RUB	33,214,000	03/23/12	16,200
BB	USD	511,151	TRY	903,000	03/23/12	2,747
CITI	HUF	209,270,000	USD	959,998	03/23/12	(3,602)
CITI	RUB	22,647,000	USD	736,009	03/26/12	(36,924)
CITI	USD	754,900	RUB	22,647,000	03/26/12	18,033
CSI	BRL	13,482,850	USD	7,468,482	03/15/12	(358,631)
CSI	BRL	4,769,000	USD	2,727,850	05/10/12	(4,266)
CSI	CLP	2,083,610,000	USD	4,170,277	03/15/12	(165,348)
CSI	CLP	237,233,000	USD	497,500	03/19/12	4,099
CSI	CLP	864,087,000	USD	1,747,750	03/19/12	(49,391)
CSI	CNY	9,090,000	USD	1,440,057	01/10/13	(2,067)
CSI	EUR	381,000	USD	504,863	03/23/12	(2,784)
CSI	EUR	534,000	USD	712,142	03/23/12	637
CSI	EUR	1,535,000	USD	2,063,961	04/10/12	18,547
CSI	EUR	1,280,000	USD	1,679,421	05/10/12	(26,470)
CSI	IDR	26,252,000	USD	2,790	03/15/12	(117)
CSI	KRW	2,242,500,000	USD	1,965,726	03/15/12	(36,746)
CSI	KRW	355,263,000	USD	316,000	03/16/12	(1,212)
CSI	KRW	1,117,216,000	USD	1,000,178	03/27/12	3,493
CSI	MYR	8,600,000	USD	2,737,110	03/15/12	(131,046)
CSI	MYR	4,588,000	USD	1,493,177	05/02/12	(31,784)
CSI	MYR	640,000	USD	213,476	05/02/12	752
CSI	PLN	2,352,000	USD	767,801	03/06/12	8,989
CSI	PLN	12,000,000	USD	3,608,480	03/15/12	(259,106)
CSI	RUB	7,767,000	USD	261,339	03/23/12	(3,837)
CSI	USD	2,836,469	BRL	4,900,000	03/15/12	8,097
CSI	USD	1,107,499	BRL	1,930,000	05/10/12	(1,820)
CSI	USD	497,501	CLP	241,885,000	03/19/12	5,575
CSI	USD	1,450,802	CNY	9,090,000	01/10/13	(8,679)
CSI	USD	1,000,754	EUR	744,000	03/27/12	(9,426)
CSI	USD	2,217,102	EUR	1,689,000	05/10/12	33,876
CSI	USD	2,894	IDR	26,252,000	03/15/12	12
CSI	USD	2,063,965	INR	102,093,000	04/10/12	(2,531)
CSI	USD	14,603,735	JPY	1,120,400,000	05/08/12	(812,584)
CSI	USD	1,082,775	KRW	1,208,918,000	03/16/12	(3,340)
CSI	USD	1,217,006	KRW	1,375,626,000	03/23/12	10,600
CSI	USD	870,406	MYR	2,700,000	03/15/12	30,062
CSI	USD	426,531	MYR	1,299,000	05/02/12	5,231

CSI	USD	2,710,641	RUB	79,476,000	03/23/12	2,776
CSI	ZAR	24,543,860	USD	2,890,267	03/15/12	(370,728)
DB	BRL	3,892,000	EUR	1,688,137	03/12/12	(11,884)
DB	BRL	934,000	EUR	404,067	03/13/12	(4,118)
DB	BRL	4,338,000	USD	2,481,881	05/10/12	(3,318)
DB	EUR	1,688,117	BRL	3,935,000	03/12/12	36,893
DB	EUR	2,231,000	USD	2,976,154	03/27/12	3,501
DB	EUR	358,000	USD	477,608	05/10/12	491
DB	HUF	47,729,000	USD	213,333	03/09/12	(6,895)
DB	INR	50,490,000	USD	1,020,825	03/15/12	(5,748)
DB	PLN	785,000	USD	255,888	03/06/12	2,628
DB	TRY	5,300,000	USD	2,982,051	03/15/12	(39,490)
DB	USD	486,263	BRL	846,000	05/10/12	(1,597)
DB	USD	1,243,752	CLP	603,344,000	03/19/12	11,093
DB	USD	2,226,679	EUR	1,689,000	05/10/12	24,299
DB	USD	210,640	HUF	47,729,000	03/09/12	9,588
DB	USD	2,974,286	KRW	3,363,870,000	03/27/12	26,673
DB	USD	643,266	PLN	2,014,000	03/23/12	5,271
GSI	BRL	1,328,000	USD	765,992	06/22/12	11,873
GSI	CNY	9,663,000	USD	1,525,335	01/10/13	(7,694)
GSI	EUR	452,000	USD	599,121	03/23/12	(3,127)
GSI	EUR	3,145,000	USD	4,150,063	05/08/12	(41,312)
GSI	USD	790,006	BRL	1,328,000	06/22/12	(35,887)
GSI	USD	1,169,124	CLP	565,340,000	03/19/12	6,679
GSI	USD	6,294,767	EUR	4,740,000	05/08/12	22,281
GSI	USD	643,450	PLN	2,014,000	03/23/12	5,086
GSI	USD	2,063,682	RUB	64,715,000	03/15/12	147,803
GSI	USD	645,991	RUB	19,257,000	03/23/12	11,469
HSBC	GBP	2,305,000	USD	3,658,291	05/08/12	(6,904)
HSBC	USD	8,284,739	CAD	8,280,000	05/08/12	70,939
JPMCB	EUR	3,670,000	CAD	4,881,485	03/12/12	42,741
JPMCB	HUF	300,580,000	USD	1,282,119	03/14/12	(103,772)
JPMCB	INR	59,350,000	USD	1,197,780	03/15/12	(8,936)
JPMCB	MXN	51,107,890	USD	3,709,922	03/15/12	(265,684)
JPMCB	USD	3,599,943	CNY	22,554,000	01/25/13	(21,373)
JPMCB	USD	2,434,660	EUR	1,845,000	05/08/12	24,191
JPMCB	USD	1,350,314	HUF	300,580,000	03/14/12	35,577
JPMCB	USD	1,645,149	INR	84,100,000	03/15/12	64,789
JPMCB	USD	8,295,000	JPY	666,446,844	05/08/12	(91,618)
JPMCB	USD	1,989,355	KRW	2,242,500,000	03/15/12	13,117
JPMCB	USD	3,759,399	PLN	12,000,000	03/15/12	108,187
JPMCB	USD	4,725,018	TRY	8,950,130	03/15/12	377,470
MLI	EUR	404,127	BRL	940,000	03/13/12	7,522
MLI	KRW	853,655,000	USD	758,400	03/16/12	(3,823)
RBS	AUD	8,445,000	USD	9,036,555	05/08/12	50,203
RBS	AUD	7,675,000	USD	8,130,742	05/08/12	(36,251)
RBS	CAD	4,126,023	USD	4,120,000	05/08/12	(43,735)
RBS	GBP	5,200,000	USD	8,236,441	05/08/12	(32,111)
RBS	SEK	82,850,000	USD	12,365,775	05/08/12	(121,887)
RBS	USD	16,646,217	AUD	15,465,000	05/08/12	(189,860)
RBS	USD	8,337,428	EUR	6,210,000	05/08/12	(61,295)
RBS	USD	8,205,000	JPY	657,835,875	05/08/12	(107,612)
SSB	CHF	11,630,000	USD	12,718,166	05/08/12	(147,051)
SSB	EUR	3,150,000	USD	4,165,466	05/08/12	(32,573)
SSB	USD	21,321,506	NOK	123,740,000	05/08/12	752,721

Net unrealized depreciation on forward foreign currency contracts						$(1,900,971)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 190 contracts (USD)	June 2012	$29,451,573	$29,877,500	$425,927
Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 93 contracts (USD)	September 2013	23,070,301	23,098,875	28,574
90 Day Euro-Dollar Futures, 93 contracts (USD)	March 2014	23,002,641	23,068,650	66,009
Bank Acceptance Futures, 462 contracts (CAD)	June 2012	115,273,565	115,249,027	(24,538)
Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 186 contracts (USD)	December 2013	(46,053,415)	(46,167,525)	(114,110)

Net unrealized appreciation on futures contracts				$381,862

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Buy EUR/RUB, EUR 5,000,000 face amount
covered by contracts, strike @ RUB 38.70	March 2012	$21,495	$(17,956)
Foreign Exchange Option, Buy USD/BRL, USD 1,980,000 face amount
covered by contracts, strike @ BRL 1.71	April 2012	21,483	(17,394)
Foreign Exchange Option, Buy USD/TRY, USD 1,530,000 face amount
covered by contracts, strike @ TRY 1.74	April 2012	15,601	(15,601)
Put options
90 Day Euro-Dollar Time Deposit, 616 contracts, strike @ USD 99.25	March 2012	18,294	(3,850)
90 Day Euro-Dollar Time Deposit, 100 contracts, strike @ USD 99.38	March 2012	44,650	(625)
90 Day Euro-Dollar Time Deposit, 16 contracts, strike @ USD 99.13	March 2012	44	(100)
90 Day Euro-Dollar Time Deposit, 380 contracts, strike @ USD 99.00	March 2012	115,920	(2,375)
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 96.00	December 2012	89,300	(1,250)

Options Written on Interest Rate Swaps[3]
If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 4.700%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,600,000	June 2016	417,885	(154,064)
If option exercised the Fund pays quarterly floating 3 month EUR EURIBOR and receives quarterly 1.825% Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 48,000,000	December 2014	270,235	(394,091)
If option exercised the Fund pays annually 3.325% and receives quarterly floating 3 month EUR EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 48,000,000	December 2014	233,238	(118,165)
If option exercised the Fund pays semi-annually 1.620% and receives quarterly floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 35,000,000	January 2014	461,170	(380,350)
If option exercised the Fund pays semi-annually 4.700% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,600,000	June 2016	417,885	(1,003,244)
If option exercised the Fund pays semi-annually 7.250% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	257,600	(85,671)
If option exercised the Fund pays semi-annually 8.760% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	166,600	(38,521)
If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 1.620%. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 35,000,000	January 2014	461,170	(462,974)
If option exercised the Fund pays semi-annually floating 6 month JPY LIBOR and receives semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: MSC, Notional Amount JPY 350,000,000	December 2013	129,978	(79,888)

Total options written		$3,142,548	$(2,776,119)

Written option activity for the period ended February 29, 2012 was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at November 30, 2011	2,711	$633,392
Options written	907	123,445
Options terminated in closing purchase transactions	(2,306)	(488,629)
Options expired prior to exercise	—	—

Options outstanding at February 29, 2012	1,312	$268,208

Swaption and foreign exchange option activity for the period ended February 29, 2012 was as follows:

Swaptions & foreign exchange options outstanding at November 30, 2011		$1,439,384
Swaptions & foreign exchange options written		2,266,361
Swaptions & foreign exchange options terminated in closing purchase transactions		(831,405)
Swaptions & foreign exchange options expired prior to exercise		—

Swaptions & foreign exchange options outstanding at February 29, 2012		$2,874,340

Currency swap agreements

Counterparty — BB							Upfront
Pay		Receive					payments
contracts		contracts		Termination	Pay	Receive	(made)/		Unrealized
(000)		(000)		date	rate[16]	rate[16]	received	Value	depreciation

INR	249,400	USD	4,831	12/05/16	4.500%	6 month USD LIBOR	$—	$(105,085)[3]	$(105,085)

Counterparty — DB							Upfront
Pay		Receive					payments		Unrealized
contracts		contracts		Termination	Pay	Receive	(made)/		appreciation/
(000)		(000)		date	rate[16]	rate[16]	received	Value	(depreciation)

EUR	15,642	USD	21,500	03/16/20	3 month EURIBOR	3 month USD LIBOR	$—	$309,742 [3]	$309,742
USD	21,500	EUR	15,642	03/16/40	3 month USD LIBOR	3 month EURIBOR	—	(102,019)[3]	(102,019)

							$—	$207,723	$207,723

Counterparty — MLI							Upfront
Pay		Receive					payments		Unrealized
contracts		contracts		Termination	Pay	Receive	(made)/		appreciation/
(000)		(000)		date	rate[16]	rate[16]	received	Value	(depreciation)

CAD	21,865	USD	21,012	03/16/40	3 month BA	3 month USD LIBOR	$(1,162,605)	$(1,475,095)[3]	$(2,637,700)
USD	21,012	CAD	21,865	03/16/20	3 month USD LIBOR	3 month BA	1,162,605	1,246,470 [3]	2,409,075

							$—	$(228,625)	$(228,625)

Interest rate swap agreements

					Payments	Upfront		Unrealized
	Notional amount		Termination	Payments made	received by the	payments		appreciation/
Counterparty	(000)		date	by the Fund[16]	Fund[16]	made	Value	(depreciation)

BB	USD	84,700	11/24/12	3 month LIBOR (USD BBA)	1 month LIBOR (USD BBA)	$—	$36,520	$36,520
BB	USD	1,530	06/16/26	3.624	3 month LIBOR (USD BBA)	—	(5,412)	(5,412)
CITI	KRW	4,800,000	08/26/16	3.410	3 month CD KSDA	—	11,458	11,458
CITI	USD	42,400	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	195,403	195,403
CITI	USD	13,768	02/15/36	4.668	3 month LIBOR (USD BBA)	—	(4,932,010)	(4,932,010)
CSI	EUR	550	04/27/22	6 month EURIBOR	3.865	(67,703)	103,601	35,898
DB	AUD	15,220	02/11/21	6 month BBSW	6.585	—	896,992	896,992
DB	CAD	13,100	10/03/13	3 month BA	1.875	—	154,700	154,700
DB	CAD	11,700	10/03/16	2.485	3 month BA	—	(495,532)	(495,532)
DB	CAD	3,250	10/03/21	3 month BA	3.260	—	286,560	286,560
DB	KRW	17,855,000	01/26/21	4.810	3 month CD KSDA	—	(696,936)	(696,936)
DB	USD	8,958	02/15/36	4.545	3 month LIBOR (USD BBA)	—	(3,008,290)	(3,008,290)
GSI	THB	132,500	08/26/16	3.470	6 month THBFIX	—	21,939	21,939
GSI	TWD	140,000	08/26/16	1.280	3 month TWCPBA	—	(17,849)	(17,849)
JPMCB	AUD	17,855	01/27/21	6 month BBSW	6.465	—	972,731	972,731
JPMCB	CAD	36,375	02/11/14	3 month BA	2.775	—	1,059,347	1,059,347
JPMCB	CAD	32,620	02/11/17	3.500	3 month BA	—	(2,876,734)	(2,876,734)
JPMCB	CAD	9,200	02/11/22	3 month BA	4.145	—	1,479,167	1,479,167
JPMCB	EUR	4,520	04/27/22	6 month EURIBOR	3.865	—	851,410	851,410
JPMCB	EUR	2,155	04/27/42	3.919	6 month EURIBOR	—	(837,095)	(837,095)
JPMCB	USD	42,300	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	180,949	180,949
MLI	AUD	1,080	02/15/21	6 month BBSW	6.635	—	65,706	65,706
MLI	CAD	5,930	02/04/21	3.725	3 month BA	—	(724,100)	(724,100)
MLI	CAD	7,410	02/04/31	3 month BA	4.310	—	1,500,424	1,500,424
MLI	CAD	3,000	02/04/41	4.208	3 month BA	—	(805,376)	(805,376)
MLI	JPY	4,364,000	04/26/13	6 month LIBOR (USD BBA)	0.451	—	75,016	75,016
MLI	JPY	3,505,000	04/26/16	0.706	6 month LIBOR (USD BBA)	—	(576,408)	(576,408)
MLI	JPY	911,000	04/26/21	6 month LIBOR (USD BBA)	1.334	—	472,305	472,305
MLI	KRW	16,300,000	02/11/21	4.840	3 month CD KSDA	—	(651,531)	(651,531)
MLI	USD	4,180	06/18/18	2.090	3 month LIBOR (USD BBA)	—	(82,285)	(82,285)
MLI	USD	3,770	06/16/21	3 month LIBOR (USD BBA)	3.171	—	45,063	45,063
MSCI	CAD	21,160	04/08/17	3.600	3 month BA	—	(1,921,210)	(1,921,210)

						$(67,703)	$(9,221,477)	$(9,289,180)

Credit default swaps on credit indices — buy protection17

					Payments
		Notional		Termination	made by the	Upfront		Unrealized
Counterparty	Referenced Index[18]	amount (000)		date	Fund[16]	payments made	Value	depreciation

JPMCB	CDX.NA.HY.Series 17 Index	USD	4,100	12/20/16	5.000%	$(133,096)	$30,143	$(102,953)

Credit default swaps on sovereign issues — buy protection17

					Payments	Upfront
				Termination	made by the	payments		Unrealized
Counterparty	Referenced Obligation[18]	Notional amount (000)		date	Fund[16]	made	Value	depreciation

JPMCB	Republic of Venezuela Bond, 9.250%, due 09/15/27	USD	950	03/20/17	5.000%	$(155,800)	$86,801	$(68,999)
JPMCB	Republic of Venezuela Bond, 9.250%, due 09/15/27	USD	1,230	03/20/17	5.000	(127,305)	112,384	(14,921)

						$(283,105)	$199,185	$(83,920)

Credit default swaps on sovereign issues — sell protection19

					Payments	Upfront		Unrealized
		Notional amount		Termination	received by	payments		appreciation/	Credit
Counterparty	Referenced Obligation[18]	(000)		date	the Fund[16]	made	Value	(depreciation)	spread[20]

CITI	Republic of Argentina bond, 8.280%, due 12/31/33	USD	1,500	09/20/13	5.000%	$(8,726)	$11,711	$2,985	5.145%
CSI	Development Bank of Kazakhstan bond, 7.375%, due 11/12/13	USD	4,000	05/20/12	3.300	–	52,821	52,821	1.538
MSCI	Republic of Argentina bond, 8.280%, due 12/31/33	USD	2,300	03/20/12	5.000	(49,899)	25,954	(23,945)	2.684

						$(58,625)	$90,486	$31,861

Total return swap agreement3

Counterparty — MLI
Notional		Payments	Payments	Upfront
amount	Termination	made by the	received by the	payments		Unrealized
(000)	date	Fund	Fund	made[21]	Value	depreciation

BRL 3,627	08/15/12	—	—[22]	$(4,666,144)	$4,531,894	$(134,250)

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

U.S. generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010- 06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for the interim period beginning after December 15, 2010.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendements to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$46,599,530	$4,501,077	$51,100,607
Asset-backed securities	—	1,163,607	—	1,163,607
Collateralized debt obligations	—	3,472,455	7,083,267	10,555,722
Commercial mortgage-backed securities	—	22,766,469	—	22,766,469
Mortgage & agency debt securities	—	3,137,418	—	3,137,418
Municipal bond	—	385,404	—	385,404
US government obligations	—	25,227,873	—	25,227,873
Non-US government obligations	—	76,396,444	—	76,396,444
Structured note	—	5,506,733	—	5,506,733
Short-term investment	—	5,055,991	—	5,055,991
Options purchased	183,219	4,245,492	—	4,428,711
Forward foreign currency contracts	—	(1,900,971)	—	(1,900,971)
Futures contracts	381,862	—	—	381,862
Options written	(8,200)	(2,767,919)	—	(2,776,119)
Swap agreements	—	(4,495,756)	—	(4,495,756)

Total	$556,881	$184,792,770	$11,584,344	$196,933,995

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Corporate bonds	Total

Assets
Beginning balance	$6,391,400	$4,235,825	$10,627,225
Purchases	731,615	—	731,615
Issuances	—	—	—
Sales	(190,274)	(397,701)	(587,975)
Settlements	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized gain (loss)	17,202	143,754	160,956
Change in net unrealized appreciation/depreciation	133,324	519,199	652,523
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	$7,083,267	$4,501,077	$11,584,344

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at February 29, 2012 was $778,734.

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $28,155,097 or 13.61% of net assets.
[2]	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At February 29, 2012, the value of this security amounted to $25,000 or 0.01% of net assets.
[3]	Holding is illiquid. At February 29, 2012, the value of these securities and other derivative instruments amounted to $28,658,077 or 13.85% of net assets.
[4]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At February 29, 2012, the value of these securities amounted to $16,648,159 or 8.05% of net assets.
[5]	Variable or floating rate security — The interest rate shown is the current rate as of February 29, 2012 and changes periodically.
[6]	This security, which represents 0.00% of net assets as of February 29, 2012, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value	percentage of
Restricted security	date	cost	net assets	02/29/12	net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	$1,025,000	0.50%	$5,000	0.00%

[7]	Security is in default.
[8]	Perpetual bond security. The maturity date reflects the next call date.
[9]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[10]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[11]	All or a portion of these securities have been designated as collateral for open swap agreements.
[12]	Rate shown reflects annualized yield at February 29, 2012 on zero coupon bond.
[13]	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[14]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	11/30/11	02/29/12	02/29/12	02/29/12	02/29/12

UBS Cash Management Prime Relationship Fund	$ 22,901,010	$ 21,208,024	$ 39,053,043	$ 5,055,991	$ 3,705

[15]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.
[16]	Payments made or received are based on the notional amount.
[17]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[18]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[19]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[20]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[21]	Payment made to fully fund swap.
[22]	Payment is based on the interest payment of the underlying Brazilian Government bond, 6.000%, due 08/15/12.

Portfolio acronyms
BA	Canadian Bankers’ Acceptance Rate
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
EURIBOR	Euro Interbank Offered Rate
GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIP	Separate Trading of Registered Interest and Principal of Securities.
THBFIX	Thailand Interbank Offered Rate (BIBOR)
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabia Riyal
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 30, 2012